Bonds, Borrowings and Lease Liabilities - Schedule of Details of Bonds, Borrowings and Lease Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 2,369,231	¥ 2,157,755
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 215,393	¥ 137,323
Average interest rate	1.20%	1.00%
Current portion of long-term borrowings repayable within one year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 111,177	¥ 184,809
Average interest rate	1.00%	1.00%
Current portion of bonds repayable within one year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 60,000	¥ 85,700
Average interest rate	1.40%	1.50%
Current portion of lease liabilities repayable within one year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 8,783	¥ 8,550
Average interest rate	0.80%	0.80%
Commercial papers [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 120,000	¥ 89,000
Average interest rate	0.00%	0.00%
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 1,595,905	¥ 1,401,156
Average interest rate	0.80%	0.80%
Maturity date	July 19, 2075
Noncurrent bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 220,000	¥ 209,996
Average interest rate	0.70%	1.00%
Maturity date	September 19, 2031
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 37,970	¥ 41,218
Average interest rate	0.80%	0.80%
Maturity date	March 31, 2076